Annual Fund Operating Expenses - Goldman Sachs Global Managed Beta Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2026
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.50%	[1]
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.37%	[1]

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the GMB Subsidiary (as defined below) at an annual rate of 0.42% of the GMB Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the GMB Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the GMB Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2026, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.